Intangible Assets	9 Months Ended
Mar. 31, 2012
Intangible Assets
Intangible Assets

4. Intangible Assets

        The components of intangible assets consist of the following:

	As of June 30,
			As of March 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Amortizable intangibles:
Customer relationships	$9,604	$10,518	$9,925
Developed technology	11,741	11,805	10,980
Trade names	2,178	2,203	1,889

	23,523	24,526	22,794
Less: accumulated amortization	(20,288)	(22,225)	(21,851)
Less: impairment and write-downs	—	—	—

	3,235	412	943
Non-amortizable intangibles:
Trade names	4,400	4,400	4,400

Total intangible assets, net of amortization	$7,635	$6,701	$5,343

        The activity for intangible assets for the fiscal years 2010 and 2011, and the nine months ended March 31, 2012, consisted of the following:

Amount
(in thousands)
Ending balance at July 1, 2009	$11,252
Amortization	(3,638)
Foreign currency translation adjustment	21

Ending balance at June 30, 2010	7,635
Customer relationships acquired from Cogent Acquisitions	850
Amortization	(1,803)
Foreign currency translation adjustment	19

Ending balance at June 30, 2011	6,701
Customer relationships acquired from Cogent Acquisitions	—
Amortization	(1,358)
Foreign currency translation adjustment	—

Ending balance at March 31, 2012 (unaudited)	$5,343

        We acquired customer relationships from the Cogent Acquisition of $0.9 million in fiscal 2011 and will amortize this over a six year period.

        For fiscal years 2010 and 2011 foreign currency translation adjustments were $21 thousand and $19 thousand, respectively. The change in net intangible assets is primarily a result of changes in the foreign currency exchange rate between the U.S. dollar and Canadian dollar.

        Total intangible asset amortization and impairment expense for fiscal years 2010 and 2011 were $3.6 million and $1.8 million. For fiscal years 2010 and 2011, total intangible asset amortization and impairment expense of developed technology classified as cost of revenue were $1.6 million and $0.9 million, respectively. As of June 30, 2010, accumulated amortization includes the $4.2 million impairment write-down recorded in fiscal 2009. Additionally, during fiscal 2010 and fiscal 2011, we eliminated approximately $1.7 million and $1.0 million, respectively, in fully amortized intangible assets from our net intangible assets.

        Customer relationship-based intangible assets have a remaining weighted average amortization period of 4.68 years and developed technology-based intangible assets have a remaining weighted average amortization period of 5.00 years.

        The estimated future amortization expense related to intangible assets, assuming no future impairment of the underlying assets as of March 31, 2012, is as follows:

Fiscal Year	Customer Relationships	Developed Technology	Trade Names	Total
	(in thousands)
2012 Remaining	$45	$8	$—	$53
2013	180	32	—	212
2014	180	32	—	212
2015	180	—	—	180
2016	156	—	—	156
2017 and beyond	130	—	—	130

Total estimated future amortization expense	$871	$72	$—	$943
Intangible asset with indefinite life	$—	$—	$4,400	$4,400

Total Intangible asset	$871	$72	$4,400	$5,343